January 31, 2019

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 31, 2018

Effective March 29, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Opportunistic Mid Cap Value Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon Investments Corporation (Mellon), an affiliate of The Dreyfus Corporation.  The team consists of James Boyd and Dale Dutile.    Messrs. Boyd and Dutile are each managing directors, equity research analysts, and portfolio managers at Mellon.  Messrs. Boyd and Dutile also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

Effective March 29, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Opportunistic Small Cap Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon, an affiliate of The Dreyfus Corporation.  The team consists of James Boyd and Dale Dutile.  Messrs. Boyd and Dutile are each managing directors, equity research analysts, and portfolio managers at Mellon.  Messrs. Boyd and Dutile also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

Effective March 29, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Opportunistic Small/Mid Cap Strategy have been made since April 2014 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon, an affiliate of The Dreyfus Corporation.  The team consists of James Boyd and Dale Dutile.  Messrs. Boyd and Dutile are each managing directors, equity research analysts, and portfolio managers at Mellon.  Messrs. Boyd and Dutile also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

******

Effective March 29, 2019, the following information supersedes and replaces any contrary information contained in the sections of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Mid Cap Multi-Strategy Fund", "– BNY Mellon Small Cap Multi-Strategy Fund" and "– BNY Mellon Small/Mid Cap Multi-Strategy Fund" and supplements the information contained in the section of the fund's prospectus entitled "– Biographical Information":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), Thomas (Mid Cap Tax-Sensitive Strategy), James Boyd and Dale Dutile (Opportunistic Mid Cap Value Strategy), John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Mid Cap Growth Strategy), Joseph F. Feeney, Jr. and Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), James Boyd and Dale Dutile (Opportunistic Small Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small Cap Value Strategy) and John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Small Cap Growth Strategy)

BNY Mellon Small/Mid Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), James Boyd and Dale Dutile (Opportunistic Small/Mid Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small/Mid Cap Value Strategy) and John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Small/Mid Cap Growth Strategy)

******

MFTS0119

2